TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Profit Before Income Tax Expense (Benefit) Included In The Statement Of Operations
	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Profit(loss) before income tax expense:
Israel	(483)	782	495
Foreign jurisdictions	(738)	24	253
	(1,221)	806	748

Current tax expense (benefit):
Israel	-	(41)	-
Foreign jurisdictions	19	78	52

	19	37	52

Deferred taxes:	1,581	(3,079)	-
Israel	34	67	-
Foreign jurisdictions
	1,615	(3,012)	-

Income tax expense (benefit)	1,634	(2,975)	52

Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense
	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Profit (loss) before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	(1,221)	806	748

Statutory tax rates	26.5%	25%	25%

Theoretical tax expense calculated	(324)	202	187

Other	182	(118)	15
Changed in liability for undistributed income of subsidiaries	29	132	-
Change in valuation allowance	1,724	(2,540)	1,095
Loss on investment in subsidiaries	-	-	(1,098)
Adjustment to net loss carryforward	-	142
Change in effective corporate tax rates	-	(757)	-
Tax benefit arising from "Beneficiating and Preferred enterprises" (*)	40	(70)	(146)
Foreign tax rate differential in subsidiaries	(17)	34	(1)

Total	1,958	(3,177)	(135)

Income tax expense (benefit)	1,634	(2,975)	52

(*)	Net earnings per share - amounts of the benefit resulting from the Approved and Preferred Enterprises: 2014 - $0.01 2013- $ 0.01, 2012- $ 0.02.

Deferred Tax Assets And Liabilities
	December 31,
	2014	2013

	US Dollars in thousands

Deferred tax assets:

Net operating loss carryforwards (in Israel)	2,532	2,543
Net operating loss carryforwards (outside Israel)	530	343
Capital loss carryforwards (in Israel)	1,113	1,252
Severance benefits	29	32
Provision for vacation pay	199	280
Tax credit carryforward	869	952
Allowance for doubtful accounts	10	13

Total gross deferred tax assets	5,282	5,415

Less valuation allowance	(3,319)	(1,595)

Net deferred tax assets	1,963	3,820

Deferred tax liabilities:
Undistributed income of subsidiaries	(29)	(134)

Fixed assets - differences in depreciation	(721)	(635)

Total gross deferred tax liabilities	(750)	(769)

Net deferred tax assets	1,213	3,051

Deferred tax assets, short-term (in other current assets)	157	188

Deferred tax assets, long-term	1,056	2,863